Intangible Assets, Net (Tables)	12 Months Ended
Dec. 31, 2022
INTANGIBLE ASSETS, NET [Abstract]
Finite-lived intangible assets by major class

	As of December 31, 2021
Items	Gross Carrying Amount	Accumulated Amortization	Accumulated Impairment	Net Carrying Amount

Purchased video content	$138,902	$(99,961)	$(37,343)	$1,598
Operating rights for licensed games	60,454	(39,431)	(13,895)	7,128
Domain names and trademarks	26,766	(10,240)	(16,506)	20
Computer software	12,474	(12,084)	0	390
Developed technologies	8,879	(936)	(7,943)	0
Others	2,996	(988)	(2,008)	0

Total	$250,471	$(163,640)	$(77,695)	$9,136

	As of December 31, 2022
Items	Gross Carrying Amount	Accumulated Amortization	Accumulated Impairment	Net Carrying Amount
Purchased video content	$71,753	$(49,920)	$(20,885)	$948
Operating rights for licensed games	56,283	(39,638)	(12,728)	3,917
Domain names and trademarks	24,867	(9,752)	(15,110)	5
Computer software	11,832	(11,308)	0	524
Developed technologies	8,212	(869)	(7,343)	0
Others	2,743	(905)	(1,838)	0

Total	$175,690	$(112,392)	$(57,904)	$5,394

Expected amortization expense
As of December 31, 2022, amortization expenses for future periods are estimated to be as follows:

For the year ended December 31,	(in thousands)
2023	$3,918
2024	1,410
2025	66
2026	0
2027	0
Thereafter	0

Total expected amortization expense	$5,394